Gary Grasso

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 342 1605

gary.grasso@blackrock.com

December 23, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Paris-Aligned Climate MSCI USA ETF, each dated December 22, 2021, do not differ from those contained in Post-Effective Amendment No. 2,514 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 22, 2021.

Yours truly,

/s/ Gary Grasso
Gary Grasso
Assistant Secretary